Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Value 25 Fund Inc
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000088645
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class AAA
Trading Symbol	GVCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000
12/15	9,049	10,138	9,617
12/16	10,099	11,351	11,285
12/17	11,382	13,828	12,826
12/18	10,453	13,223	11,765
12/19	12,313	17,386	14,888
12/20	13,032	20,586	15,305
12/21	14,971	26,496	19,155
12/22	12,618	21,697	17,711
12/23	13,713	27,402	19,741
12/24	15,382	34,257	22,578

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	12.17%	4.55%	4.40%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 207,118,102
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,074,907
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$207,118,102 Number of Portfolio Holdings71 Portfolio Turnover Rate5% Management Fees$2,074,907
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002904
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class C
Trading Symbol	GVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$233	2.20%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class C	The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000	10,000
12/15	8,985	8,895	10,138	9,617
12/16	9,953	9,764	11,351	11,285
12/17	11,129	10,821	13,828	12,826
12/18	10,137	9,758	13,223	11,765
12/19	11,866	11,324	17,386	14,888
12/20	12,463	11,780	20,586	15,305
12/21	14,210	13,314	26,496	19,155
12/22	11,881	11,022	21,697	17,711
12/23	12,830	11,792	27,402	19,741
12/24	14,294	13,019	34,257	22,578

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	11.41%	3.79%	3.64%
The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	10.41%	3.79%	3.64%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 207,118,102
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,074,907
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$207,118,102 Number of Portfolio Holdings71 Portfolio Turnover Rate5% Management Fees$2,074,907
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034316
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class I
Trading Symbol	GVCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000
12/15	9,070	10,138	9,617
12/16	10,150	11,351	11,285
12/17	11,489	13,828	12,826
12/18	10,594	13,223	11,765
12/19	12,534	17,386	14,888
12/20	13,321	20,586	15,305
12/21	15,363	26,496	19,155
12/22	13,009	21,697	17,711
12/23	14,218	27,402	19,741
12/24	16,014	34,257	22,578

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	12.63%	5.02%	4.82%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 207,118,102
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,074,907
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$207,118,102 Number of Portfolio Holdings71 Portfolio Turnover Rate5% Management Fees$2,074,907
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002902
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class A
Trading Symbol	GABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class A	The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,049	8,529	10,138	9,617
12/16	10,096	8,968	11,351	11,285
12/17	11,387	9,533	13,828	12,826
12/18	10,448	8,244	13,223	11,765
12/19	12,313	9,157	17,386	14,888
12/20	13,031	9,133	20,586	15,305
12/21	14,970	9,889	26,496	19,155
12/22	12,628	7,862	21,697	17,711
12/23	13,731	8,057	27,402	19,741
12/24	15,385	8,508	34,257	22,578

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	12.05%	4.55%	4.40%
The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	5.60%	3.32%	3.78%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 207,118,102
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,074,907
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$207,118,102 Number of Portfolio Holdings71 Portfolio Turnover Rate5% Management Fees$2,074,907
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends